Fair value estimation - Financial instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value estimation
Current derivative financial assets	£ 14
Non-current derivative financial assets	57	£ 21
Current derivative financial liabilities	(32)
Non-current derivative financial liabilities	(16)	(92)
Contingent consideration liability, non-current	(40)	(38)
Contingent consideration	(76)	(70)
Interest rate swaps
Fair value estimation
Derivative financial assets	71	21
Derivative financial liabilities	(48)	(92)
Foreign exchange swaps
Fair value estimation
Notional amount	27	17
Foreign exchange forwards
Fair value estimation
Notional amount	0	0
Level 2
Fair value estimation
Current derivative financial assets	5
Non-current derivative financial assets	57	51
Derivative financial assets	62	51
Current derivative financial liabilities	(23)
Non-current derivative financial liabilities	(16)	(122)
Derivative financial liabilities	(39)	(122)
Level 2 | Non-hedge | Interest rate swaps
Fair value estimation
Derivative financial liabilities	(1)
Level 2 | Non-hedge | Foreign exchange swaps
Fair value estimation
Derivative financial assets	1
Level 2 | Net investment hedge | Interest rate swaps
Fair value estimation
Derivative financial assets	37	15
Derivative financial liabilities	(27)	(120)
Level 2 | Cash flow hedge | Interest rate swaps
Fair value estimation
Derivative financial assets	24	36
Derivative financial liabilities	(11)	(2)
Level 3
Fair value estimation
Contingent consideration liability, current	(36)	(32)
Contingent consideration liability, non-current	(40)	(38)
Contingent consideration	£ (76)	£ (70)